GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen Ltd. (the "Company") is a drug discovery company utilizing a broadly applicable proprietary infrastructure for the in silico (by computer) prediction and selection of human focused on therapeutic product candidates, which are then advanced in its Pipeline Program. The initial fields of focus selected by us are monoclonal antibodies and therapeutic proteins to address major unmet needs in the fields of oncology and immunology. Beginning in late 2010, the Company established the Pipeline Program, consisting of targets and product candidates for applications in oncology and immunology, based largely on novel immune checkpoint regulator candidates discovered by the Company. The Company's business model includes entering into collaborations covering the further development and commercialization of product candidates at various stages from its Pipeline Program and various forms of research and discovery agreements, in both cases providing Compugen with potential milestone payments and royalties on product sales or other forms of revenue sharing.

The Company's headquarters are located in Israel, with research and development facilities in Israel and California through its wholly-owned U.S. subsidiary, Compugen USA, Inc. ("Compugen Inc.").

b.
In March 2012, the Company renewed Compugen Inc. activity by establishing a new monoclonal antibody (mAb) research and development operation in South San Francisco, California for the development of oncology and immunology mAb drug candidates against the Company's identified targets.

c.
Following a shelf registration on Form F-3  filed and declared effective in January 2011, the Company signed in August 2011 an agreement with an underwriter, to issue and sell up to 6,000,000 ordinary shares under an At-the-Market equity offering ("ATM") program with gross proceeds not to exceed $ 40,000. During the year ended December 31, 2013 and 2012 the Company had raised approximately $ 19,704 and $ 6,267, net of issuance expenses, under this program from the issuance of 2,625,162 and 1,185,868 of its Ordinary shares, respectively.

Subsequent to December 31, 2013 the Company has raised additional gross proceeds of $ 3,919 through the sale of 363,090 Ordinary shares under the ATM program.  On January 21, 2014, the registration statement on Form F-3 under which the Company had been selling ordinary shares pursuant to the agreement with the underwriter terminated.

d.
The Company established together with Merck KGaA ("Merck") and Merck Holdings Netherlands B.V. ("Merck Holdings") on June 25, 2012 ("Initial Date"), a start-up company, Neviah Genomics ("Neviah"), focused on the discovery and development of novel biomarkers for the prediction of drug-induced toxicity. According to the agreement with Merck and Merck Holdings, Neviah is expected to receive its initial funding from Merck Holdings in three installments subject to milestones as defined in the agreement. According to the agreement, concurrent with the establishment of Neviah, the Company licensed to Neviah biomarker candidates and in consideration received an equity ownership and a right for future royalties from potential successful commercialization of the product candidates.

Pursuant to the collaboration agreement between the parties, Neviah shall pay the Company royalties on net sales (as defined in the agreement) of a licensed product ("Licensed Product"), until the later of (a) the date on which such Licensed Product ceases to be covered by a claim in the country in which such Licensed Product is made and in the country in which such Licensed Product is sold; and (b) fifteen years following the date of the first commercial sale of such Licensed Product in such country.

In addition, Neviah will pay Compugen a certain amount of all sublicense income arising by Neviah from any Licensed Product.

Based on ASC 845, "Nonmonetary Transactions", ("ASC 845"), the Company has elected the carryover basis at the Initial Date of the biomarker candidates in consideration of a non-controlling ownership interest in Neviah.

The Company does not have control over Neviah, however the Company has significant influence over Neviah. Therefore, subject to ASC 323, "Investments-Equity Method and Joint Ventures", ("ASC 323"), the Company accounts for its investment in Neviah under the equity method. For the period since its establishment until December 31, 2013 Neviah has accumulated losses and because the Company has no commitment to fund Neviah's operation, no investment account was recorded in the Company's consolidated financial statements.

In addition, according to the agreement, the Company is providing research and development services to Neviah in consideration for a fee as defined in the agreement (see also Note 14).

e.
In August 2004, the Company spun off its computational chemistry activity into a wholly-owned subsidiary, Keddem BioScience Ltd. ("Keddem") which was, until mid-2007, in the phase of validating its technology and building the extensive infrastructure required to implement it. In 2007, Keddem operations were terminated and it became a dormant entity.

On November 19, 2012 ("Effective Date"), the Company signed an agreement with a private U.S.-based investment company pursuant to which up to $ 15,000 in milestone related equity financing will be made available to Keddem.  Under the agreement, the new investor will obtain a majority equity interest in Keddem, with the Company maintaining a minority interest and certain future preferential access rights to utilize the Keddem technology with the Company's discovered drug targets.

As of December 31, 2013 and based on initial investment of $ 3,000, the holding rights of the Company in Keddem's ordinary share were reduced to less than 50% interest.

As part of the above transaction, warrants have been granted to the Company to purchase from Keddem up to 83,333 ordinary shares of a nominal value of NIS 0.01 each, at an exercise price which might be adjusted subject to terms set forth in the warrant agreement, during the exercise period which expires on the ten-year anniversary of the Effective Date. As of December 31, 2013 the Company did not exercise any of the above warrants.

Based on ASC 845 the Company has elected the carryover basis for its investment in Keddem. Since the Company does not have control over Keddem, and subject to ASC 323, the Company accounts for its investment in Keddem under the equity method. For the period since Effective Date until December 31, 2013 Keddem has accumulated losses and because the Company has no commitment to fund Keddem's operation, no investment account was recorded in the Company's consolidated financial statements.

f.
On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement ("Agreement") with Bayer Pharma AG ("Bayer") for the research, development, and commercialization of antibody-based therapeutics for antibody based therapeutics against two novel, Compugen-discovered immune checkpoint regulators.

Under the terms of the Agreement, the Company received an upfront payment of $ 10,000, and is eligible to receive an aggregate of over $ 500,000 in potential milestone payments for both programs, not including aggregate preclinical milestone payments of up to $ 30,000 during the research programs. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Under the Agreement, the Company and Bayer will jointly pursue a preclinical research program with respect to each of the two immune checkpoint regulators. A joint steering committee consisting of an equal number of representatives from each party will be responsible for overseeing and directing each such research program pursuant to agreed upon work-plans. Each party will be responsible for the costs and expenses incurred by it in performing its designated activities under the work-plans during the research programs. Following each such research program,  Bayer will have full control over further clinical development of any cancer therapeutic product candidates targeting the Company-discovered immune checkpoint regulators and will have worldwide commercialization rights for any approved products.